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                                                            1933 Act Rule 497(j)
                                                      1933 Act File No. 33-47287
                                                      1940 Act File No. 811-6637

                                November 2, 2006

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

               Re:  The UBS Funds
                    File Nos. 33-47287 and 811-6637

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the form of Prospectuses and Statements of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos. 54/55 to the Registration  Statement of The UBS Funds, which was filed with the Securities and Exchange Commission electronically on October 27, 2006.

     Please  direct  questions or comments  relating to this filing to me at the above-referenced telephone number.

                                            Very truly yours,

                                            /s/ Jana L. Cresswell
                                            Jana L. Cresswell